Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income ((Effective Portion)	$ (113)	$ 46	$ (242)	$ 131
Interest rate derivatives-accumulated other comprehensive ((Effective Portion)	(3)	(11)	(1)	(6)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	1	13	2	(25)
Gains/(losses) on hedged items	(1)	(13)	(2)	25
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (Effective Portion)	(4)	(4)	(9)	(12)
Not Designated as Hedges
Non Designated as Hedges, Interest rate derivatives
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	7	6	19	11
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(2)	10	48	(3)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(21)	12	(33)	38
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ (9)	$ (8)	$ (40)	$ 49